Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value disclosures
Senior notes	$ 200,000
Senior secured term notes		122,729
Community development district obligations	8,187	9,680	10,681
Financial instruments
Financial instruments assets and liabilities measured at fair value (recurring and nonrecurring)	0	0	0
Carrying Value
Fair value disclosures
Senior notes	200,000
Senior secured term notes		122,729
Community development district obligations	8,187	9,680	10,681
Estimated Fair Value
Fair value disclosures
Senior notes	192,000
Senior secured term notes		125,000
Community development district obligations	$ 9,648	$ 12,937	$ 14,238